UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2015

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2015

                                                                      (Form N-Q)

48472-0415                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
February 28, 2015 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)       SECURITY                                          RATE       MATURITY             (000)
---------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (55.1%)

            TAX-EXEMPT BONDS (50.7%)

            ARIZONA (1.2%)
$   1,000   Student and Academic Service, LLC (INS)         5.00%       6/01/2044      $      1,126
    2,250   Univ. Medical Center Corp.                      5.00        7/01/2035             2,268
                                                                                       ------------
                                                                                              3,394
                                                                                       ------------
            CALIFORNIA (3.9%)
    1,200   Jurupa Public Financing Auth.                   5.00        9/01/2042             1,326
    2,000   Monterey Peninsula USD (INS)                    5.50        8/01/2034             2,417
    1,000   State                                           5.00        2/01/2043             1,136
    1,000   Statewide Communities Development Auth.(INS)    5.00       11/15/2049             1,131
    1,500   Twin Rivers USD (INS)                           5.00        8/01/2040             1,706
    1,000   Val Verde USD (INS)(a)                          5.00        8/01/2044             1,137
    4,435   West Contra Costa USD (INS)                     5.05 (b)    8/01/2034             2,010
                                                                                       ------------
                                                                                             10,863
                                                                                       ------------
            COLORADO (1.4%)
    1,000   Health Facilities Auth.                         5.00       12/01/2042             1,068
    2,000   Regional Transportation District                5.38        6/01/2031             2,312
      500   Univ. of Colorado Hospital Auth. (PRE)          5.00       11/15/2037               529
                                                                                       ------------
                                                                                              3,909
                                                                                       ------------
            CONNECTICUT (0.2%)
    3,790   Mashantucket (Western) Pequot Tribe, acquired
                7/01/2013-9/30/2014; cost $2,275(c),(d)     7.03 (e)    7/01/2031               502
                                                                                       ------------
            DISTRICT OF COLUMBIA (0.4%)
    1,100   District of Columbia                            5.00        7/01/2042             1,184
                                                                                       ------------
            FLORIDA (5.0%)
    1,875   Escambia County Housing Finance Auth. (INS)     5.75        6/01/2031             2,162
    1,000   Jacksonville                                    5.00       10/01/2029             1,153
    2,000   Lee County IDA                                  5.00       11/01/2025             2,290
      645   Lee County IDA                                  5.50       10/01/2047               688
    1,300   Miami-Dade County                               5.00       10/01/2034             1,496
    3,000   Orlando (INS)                                   5.13       11/01/2027             3,147
    1,000   Southeast Overtown/Park West Community
                Redevelopment Agency (f)                    5.00        3/01/2030             1,119
    1,505   Tampa-Hillsborough County Expressway Auth.      5.00        7/01/2037             1,683
                                                                                       ------------
                                                                                             13,738
                                                                                       ------------
            GEORGIA (0.4%)
    1,000   Fayette County School District (INS)(PRE)       4.95        3/01/2025             1,048
                                                                                       ------------

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1  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)       SECURITY                                          RATE       MATURITY             (000)
---------------------------------------------------------------------------------------------------
            GUAM (0.7%)
$     750   International Airport Auth. (INS)               5.50%       10/01/2033     $        859
    1,000   Waterworks Auth.                                5.50         7/01/2043            1,159
                                                                                       ------------
                                                                                              2,018
                                                                                       ------------
            ILLINOIS (2.9%)
    1,000   Chicago                                         5.00         1/01/2044            1,090
    1,000   Chicago                                         5.00        11/01/2044            1,115
    1,000   Chicago-O'Hare International Airport (INS)      5.25         1/01/2033            1,149
    1,000   Finance Auth.                                   3.90         3/01/2030            1,029
    2,000   Finance Auth.                                   6.00        10/01/2032            2,423
    1,185   Finance Auth.                                   5.00        11/15/2038            1,333
                                                                                       ------------
                                                                                              8,139
                                                                                       ------------
            INDIANA (3.5%)
      500   Ball State Univ.                                5.00         7/01/2030              567
    1,250   Finance Auth.                                   5.38        11/01/2032            1,403
    1,000   Finance Auth.                                   5.00         2/01/2040            1,093
    1,000   Finance Auth.                                   5.00        10/01/2044            1,077
      550   Health and Educational Facility Financing Auth. 5.25         2/15/2036              566
    1,500   Richmond Hospital Auth.                         5.00         1/01/2039            1,669
    3,000   Rockport (INS)                                  4.63         6/01/2025            3,190
                                                                                       ------------
                                                                                              9,565
                                                                                       ------------
            KANSAS (0.5%)
    1,250   Wyandotte County/Kansas City                    5.00         9/01/2044            1,407
                                                                                       ------------
            KENTUCKY (0.4%)
    1,000   Economic Dev. Finance Auth. (INS)               6.00        12/01/2033            1,080
                                                                                       ------------
            LOUISIANA (2.0%)
      985   Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                  6.55         9/01/2025            1,087
    2,000   Parish of St. John the Baptist                  5.13         6/01/2037            2,112
    1,000   Shreveport (INS)                                5.00        12/01/2039            1,113
    1,000   Tobacco Settlement Financing Corp.              5.25         5/15/2035            1,117
                                                                                       ------------
                                                                                              5,429
                                                                                       ------------
            MASSACHUSETTS (1.2%)
    1,000   Dev. Finance Agency                             5.25        11/15/2041            1,125
    1,000   Dev. Finance Agency                             5.75         7/15/2043            1,122
    1,000   Dev. Finance Agency                             5.50         7/01/2044            1,097
                                                                                       ------------
                                                                                              3,344
                                                                                       ------------
            MICHIGAN (1.5%)
    3,000   Hospital Finance Auth. (INS)                    5.00        11/15/2026            3,027
    1,000   Wayne County Airport Auth.                      5.00        12/01/2044            1,108
                                                                                       ------------
                                                                                              4,135
                                                                                       ------------
            NEBRASKA (0.5%)
    1,105   Omaha Public Power District (a)                 5.25         2/01/2046            1,282
                                                                                       ------------
            NEW JERSEY (2.1%)
    1,000   EDA                                             5.00         6/15/2029            1,100
    2,000   EDA                                             5.00         9/01/2033            2,194
    1,250   South Jersey Transportation Auth.               5.00        11/01/2039            1,354

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)       SECURITY                                          RATE       MATURITY             (000)
---------------------------------------------------------------------------------------------------
$   1,000   Transportation Trust Fund Auth.                 5.00%       6/15/2044      $      1,074
                                                                                       ------------
                                                                                              5,722
                                                                                       ------------
            NEW MEXICO (0.8%)
    1,000   Farmington                                      4.88        4/01/2033             1,027
    1,000   Farmington                                      5.90        6/01/2040             1,122
                                                                                       ------------
                                                                                              2,149
                                                                                       ------------
            NEW YORK (6.2%)
    1,000   Dormitory Auth.                                 5.50        5/01/2037             1,126
    1,205   Dormitory Auth. (INS)                           5.50        7/01/2040             1,605
    1,500   Liberty Dev. Corp.                              5.50       10/01/2037             1,850
    3,000   MTA                                             5.00       11/15/2030             3,087
    1,000   MTA                                             5.00       11/15/2042             1,127
    1,000   New York City                                   5.25        8/15/2023             1,139
    1,500   New York City Housing Dev. Corp. (INS)(PRE)     5.00        7/01/2025             1,525
    2,000   New York City Trust for Cultural Resources      5.00       12/01/2039             2,240
    8,455   Oneida County IDA (INS)                         4.65 (b)    7/01/2035             3,438
                                                                                       ------------
                                                                                             17,137
                                                                                       ------------
            OKLAHOMA (0.5%)
    1,315   Comanche County Hospital Auth.                  5.00        7/01/2032             1,394
                                                                                       ------------
            PENNSYLVANIA (2.3%)
    1,125   Butler County Hospital Auth. (a)                5.00        7/01/2039             1,245
    1,000   Chester County IDA                              5.00       10/01/2044             1,054
    1,625   Indiana County Hospital Auth.                   6.00        6/01/2039             1,864
    1,000   Lancaster County Hospital Auth.                 5.00       11/01/2035             1,130
    1,000   Turnpike Commission                             5.25       12/01/2044             1,152
                                                                                       ------------
                                                                                              6,445
                                                                                       ------------
            PUERTO RICO (0.4%)
    1,000   Commonwealth (INS)                              5.00        7/01/2035             1,008
                                                                                       ------------
            RHODE ISLAND (0.0%)
       50   Housing and Mortgage Finance Corp.              6.85       10/01/2024                50
                                                                                       ------------
            SOUTH CAROLINA (0.8%)
    2,000   Piedmont Municipal Power Agency (INS)           5.75        1/01/2034             2,343
                                                                                       ------------
            TENNESSEE (0.3%)
    2,000   Knox County Health, Educational and Housing
                Facilities Board                            5.01 (b)    1/01/2035               750
                                                                                       ------------
            TEXAS (8.8%)
    1,000   Clifton Higher Education Finance Corp. (NBGA)   5.00        8/15/2039             1,142
    2,000   Duncanville ISD (NBGA)                          4.63        2/15/2029             2,073
    2,000   El Paso (INS)(g)                                4.75        8/15/2033             2,086
    1,000   Harris County Cultural Education Facilities
                Finance Corp.                               5.00        6/01/2038             1,070
    2,000   Hidalgo County Health Services Corp.            5.00        8/15/2026             2,091
    1,000   Houston                                         5.00        9/01/2039             1,117
    1,000   Houston (a)                                     5.00        9/01/2040             1,112
    1,000   Karnes County Hospital District                 5.00        2/01/2044             1,057
    5,675   Lewisville (INS)(g)                             5.80        9/01/2025             6,208
    1,500   Manor ISD (NBGA)                                5.00        8/01/2037             1,592
    1,000   Matagorda County                                4.00        6/01/2030             1,030
    1,500   North Texas Tollway Auth.                       5.00        1/01/2031             1,697
       10   Public Finance Auth. (INS)                      5.00        2/15/2036                10

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3  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)       SECURITY                                          RATE       MATURITY             (000)
---------------------------------------------------------------------------------------------------
$   1,000   San Leanna Education Facilities Corp.            4.75%       6/01/2032     $      1,030
    1,000   Transportation Commission                        5.00        8/15/2042            1,101
                                                                                       ------------
                                                                                             24,416
                                                                                       ------------
            WASHINGTON (0.6%)
    1,500   Economic Dev. Finance Auth. (INS)(PRE)           5.00        6/01/2038            1,555
                                                                                       ------------
            WEST VIRGINIA (0.6%)
    1,500   Pleasants County                                 5.25       10/15/2037            1,566
                                                                                       ------------
            WISCONSIN (1.1%)
    1,000   Health and Educational Facilities Auth.          5.25        4/15/2035            1,124
    1,600   Health and Educational Facilities Auth.          5.00        8/15/2039            1,804
                                                                                       ------------
                                                                                              2,928
                                                                                       ------------
            WYOMING (0.5%)
    1,250   Laramie County                                   5.00        5/01/2037            1,398
                                                                                       ------------
            Total Tax-Exempt Bonds (cost: $132,770)                                         139,898
                                                                                       ------------
            TAX-EXEMPT MONEY MARKET INSTRUMENTS (4.4%)

            VARIABLE-RATE DEMAND NOTES (4.1%)

            CALIFORNIA (0.3%)
      875   Victorville Joint Powers Financing Auth.
            (LOC - BNP Paribas)                              1.02        5/01/2040              875
                                                                                       ------------
            ILLINOIS (0.8%)
    2,300   State Toll Highway Auth. (INS) (LIQ)             0.23        1/01/2017            2,300
                                                                                       ------------
            LOUISIANA (0.5%)
    1,300   St. James Parish                                 0.19       11/01/2040            1,300
                                                                                       ------------
            OREGON (0.5%)
    1,360   Port of Morrow                                   0.14        2/01/2027            1,360
                                                                                       ------------
            PENNSYLVANIA (1.3%)
      900   Emmaus General Auth. (INS) (LIQ)                 0.06       12/01/2028              900
    2,650   Luzerne County (INS) (LIQ)                       0.65       11/15/2026            2,650
                                                                                       ------------
                                                                                              3,550
                                                                                       ------------
            TEXAS (0.7%)
    2,000   Port of Port Arthur Navigation District          0.09        4/01/2040            2,000
                                                                                       ------------
                                                                                             11,385
                                                                                       ------------
NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.3%)
  867,664   State Street Institutional Tax Free Money Market Fund Premier
                Class, 0.00% (h)                                                                868
                                                                                       ------------
            Total Tax-Exempt Money Market Instruments (cost: $12,253)                        12,253
                                                                                       ------------
            Total Tax-Exempt Securities (cost: $145,023)                                    152,151
                                                                                       ------------

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                                                  Portfolio of Investments |   4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (45.0%)

            BLUE CHIP STOCKS (43.9%)

            CONSUMER DISCRETIONARY (5.5%)
            -----------------------------
            ADVERTISING (0.1%)
    2,760   Interpublic Group of Companies, Inc.                                       $         62
    1,760   Omnicom Group, Inc.                                                                 140
                                                                                       ------------
                                                                                                202
                                                                                       ------------
            APPAREL RETAIL (0.3%)
    1,580   Gap, Inc.                                                                            66
    1,450   L Brands, Inc.                                                                      133
    1,577   Ross Stores, Inc.                                                                   167
    4,570   TJX Companies, Inc.                                                                 314
      262   Urban Outfitters, Inc.*                                                              10
                                                                                       ------------
                                                                                                690
                                                                                       ------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    1,740   Coach, Inc.                                                                          76
      269   Fossil Group, Inc.*                                                                  23
    1,288   Michael Kors Holdings Ltd.*                                                          87
      490   PVH Corp.                                                                            52
      420   Ralph Lauren Corp.                                                                   58
      987   Under Armour, Inc. "A"*                                                              76
    2,040   VF Corp.                                                                            156
                                                                                       ------------
                                                                                                528
                                                                                       ------------
            AUTO PARTS & EQUIPMENT (0.2%)
    1,420   BorgWarner, Inc.                                                                     87
    1,621   Delphi Automotive plc                                                               128
    4,140   Johnson Controls, Inc.                                                              210
                                                                                       ------------
                                                                                                425
                                                                                       ------------
            AUTOMOBILE MANUFACTURERS (0.3%)
   28,928   Ford Motor Co.                                                                      473
    9,898   General Motors Co.                                                                  369
                                                                                       ------------
                                                                                                842
                                                                                       ------------
            AUTOMOTIVE RETAIL (0.1%)
      610   AutoNation, Inc.*                                                                    38
      230   AutoZone, Inc.*                                                                     148
    1,390   CarMax, Inc.*                                                                        93
      550   O'Reilly Automotive, Inc.*                                                          114
                                                                                       ------------
                                                                                                393
                                                                                       ------------
            BROADCASTING (0.1%)
    3,863   CBS Corp. "B"                                                                       228
      759   Discovery Communications, Inc. "A"*                                                  24
    1,110   Discovery Communications, Inc. "C"*                                                  34
      630   Scripps Networks Interactive "A"                                                     46
                                                                                       ------------
                                                                                                332
                                                                                       ------------
            CABLE & SATELLITE (0.6%)
      580   Cablevision Systems Corp. "A"                                                        11
   16,839   Comcast Corp. "A"                                                                 1,000
    2,989   DIRECTV*                                                                            265
    1,719   Time Warner Cable, Inc.                                                             264
                                                                                       ------------
                                                                                              1,540
                                                                                       ------------

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5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            CASINOS & GAMING (0.0%)
      608   Wynn Resorts Ltd.                                                          $         87
                                                                                       ------------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,678   Best Buy Co., Inc.                                                                   64
      713   GameStop Corp. "A"                                                                   26
                                                                                       ------------
                                                                                                 90
                                                                                       ------------
            CONSUMER ELECTRONICS (0.0%)
      680   Garmin Ltd.                                                                          34
      497   Harman International Industries, Inc.                                                68
                                                                                       ------------
                                                                                                102
                                                                                       ------------
            DEPARTMENT STORES (0.1%)
      978   Kohl's Corp.                                                                         72
    2,500   Macy's, Inc.                                                                        159
    1,300   Nordstrom, Inc.                                                                     105
                                                                                       ------------
                                                                                                336
                                                                                       ------------
            DISTRIBUTORS (0.0%)
    1,110   Genuine Parts Co.                                                                   107
                                                                                       ------------
            FOOTWEAR (0.2%)
    4,500   NIKE, Inc. "B"                                                                      437
                                                                                       ------------
            GENERAL MERCHANDISE STORES (0.3%)
    1,620   Dollar General Corp.*                                                               118
    1,546   Dollar Tree, Inc.*                                                                  123
      850   Family Dollar Stores, Inc.                                                           67
    4,787   Target Corp.                                                                        368
                                                                                       ------------
                                                                                                676
                                                                                       ------------
            HOME FURNISHINGS (0.1%)
      859   Leggett & Platt, Inc.                                                                38
      465   Mohawk Industries, Inc.*                                                             86
                                                                                       ------------
                                                                                                124
                                                                                       ------------
            HOME IMPROVEMENT RETAIL (0.5%)
    8,550   Home Depot, Inc.                                                                    981
    6,390   Lowe's Companies, Inc.                                                              474
                                                                                       ------------
                                                                                              1,455
                                                                                       ------------
            HOMEBUILDING (0.1%)
    2,180   D.R. Horton, Inc.                                                                    60
    1,089   Lennar Corp. "A"                                                                     55
    2,360   PulteGroup, Inc.                                                                     53
      662   Tri Pointe Homes, Inc.                                                               10
                                                                                       ------------
                                                                                                178
                                                                                       ------------
            HOMEFURNISHING RETAIL (0.0%)
    1,357   Bed Bath & Beyond, Inc.*                                                            101
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    3,324   Carnival Corp.                                                                      146
    1,679   Marriott International, Inc. "A"                                                    140
    1,255   Royal Caribbean Cruises Ltd.                                                         96
    1,440   Starwood Hotels & Resorts Worldwide, Inc.                                           116
    1,010   Wyndham Worldwide Corp.                                                              92
                                                                                       ------------
                                                                                                590
                                                                                       ------------
            HOUSEHOLD APPLIANCES (0.0%)
      520   Whirlpool Corp.                                                                     110
                                                                                       ------------
            HOUSEWARES & SPECIALTIES (0.0%)
    2,180   Newell Rubbermaid, Inc.                                                              86
                                                                                       ------------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            INTERNET RETAIL (0.6%)
    2,482   Amazon.com, Inc.*                                                          $        943
      575   Expedia, Inc.                                                                        53
      377   Netflix, Inc.*                                                                      179
      312   Priceline Group, Inc.*                                                              386
      735   TripAdvisor, Inc.*                                                                   66
                                                                                       ------------
                                                                                              1,627
                                                                                       ------------
            LEISURE PRODUCTS (0.0%)
    1,020   Hasbro, Inc.                                                                         64
    1,650   Mattel, Inc.                                                                         43
                                                                                       ------------
                                                                                                107
                                                                                       ------------
            MOTORCYCLE MANUFACTURERS (0.0%)
    1,600   Harley-Davidson, Inc.                                                               102
                                                                                       ------------
            MOVIES & ENTERTAINMENT (0.8%)
    5,579   Time Warner, Inc.                                                                   457
   12,180   Twenty-First Century Fox, Inc. "A"                                                  426
    2,750   Viacom, Inc. "B"                                                                    192
   10,105   Walt Disney Co.                                                                   1,052
                                                                                       ------------
                                                                                              2,127
                                                                                       ------------
            PUBLISHING (0.1%)
    1,870   Gannett Co., Inc.                                                                    66
    3,045   News Corp. "A"*                                                                      53
                                                                                       ------------
                                                                                                119
                                                                                       ------------
            RESTAURANTS (0.5%)
      160   Chipotle Mexican Grill, Inc.*                                                       106
      933   Darden Restaurants, Inc.                                                             60
    6,070   McDonald's Corp.                                                                    600
    5,130   Starbucks Corp.                                                                     480
    2,600   Yum! Brands, Inc.                                                                   211
                                                                                       ------------
                                                                                              1,457
                                                                                       ------------
            SPECIALIZED CONSUMER SERVICES (0.0%)
    1,670   H&R Block, Inc.                                                                      57
                                                                                       ------------
            SPECIALTY STORES (0.1%)
      304   PetSmart, Inc.                                                                       25
    3,932   Staples, Inc.                                                                        66
      720   Tiffany & Co.                                                                        63
      826   Tractor Supply Co.                                                                   73
                                                                                       ------------
                                                                                                227
                                                                                       ------------
            TIRES & RUBBER (0.0%)
    1,400   Goodyear Tire & Rubber Co.                                                           37
                                                                                       ------------
            Total Consumer Discretionary                                                     15,291
                                                                                       ------------
            CONSUMER STAPLES (4.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    3,770   Archer-Daniels-Midland Co.                                                          181
                                                                                       ------------
            BREWERS (0.0%)
    1,068   Molson Coors Brewing Co. "B"                                                         81
                                                                                       ------------
            DISTILLERS & VINTNERS (0.1%)
      980   Brown-Forman Corp. "B"                                                               90
    1,051   Constellation Brands, Inc. "A"*                                                     120
                                                                                       ------------
                                                                                                210
                                                                                       ------------
            DRUG RETAIL (0.5%)
    8,617   CVS Health Corp.                                                                    895

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7  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    5,726   Walgreens Boots Alliance, Inc.                                             $        476
                                                                                       ------------
                                                                                              1,371
                                                                                       ------------
            FOOD DISTRIBUTORS (0.0%)
    3,290   Sysco Corp.                                                                         128
                                                                                       ------------
            FOOD RETAIL (0.1%)
    2,974   Kroger Co.                                                                          212
    2,143   Whole Foods Market, Inc.                                                            121
                                                                                       ------------
                                                                                                333
                                                                                       ------------
            HOUSEHOLD PRODUCTS (0.8%)
      973   Clorox Co.                                                                          106
    5,970   Colgate-Palmolive Co.                                                               423
    2,799   Kimberly-Clark Corp.                                                                307
   16,617   Procter & Gamble Co.                                                              1,414
                                                                                       ------------
                                                                                              2,250
                                                                                       ------------
            HYPERMARKETS & SUPER CENTERS (0.4%)
    2,550   Costco Wholesale Corp.                                                              375
    9,890   Wal-Mart Stores, Inc.                                                               830
                                                                                       ------------
                                                                                              1,205
                                                                                       ------------
            PACKAGED FOODS & MEAT (0.6%)
      665   Campbell Soup Co.                                                                    31
    2,630   ConAgra Foods, Inc.                                                                  92
    4,550   General Mills, Inc.                                                                 245
      910   Hershey Co.                                                                          94
      437   Hormel Foods Corp.                                                                   26
      828   J.M. Smucker Co.                                                                     96
    1,521   Kellogg Co.                                                                          98
      791   Keurig Green Mountain, Inc.                                                         101
    3,520   Kraft Foods Group, Inc.                                                             225
    1,040   McCormick & Co., Inc.                                                                78
    1,371   Mead Johnson Nutrition Co.                                                          144
   10,370   Mondelez International, Inc. "A"                                                    383
    1,740   Tyson Foods, Inc. "A"                                                                72
                                                                                       ------------
                                                                                              1,685
                                                                                       ------------
            PERSONAL PRODUCTS (0.1%)
    1,986   Avon Products, Inc.                                                                  17
    1,480   Estee Lauder Companies, Inc. "A"                                                    122
                                                                                       ------------
                                                                                                139
                                                                                       ------------
            SOFT DRINKS (0.9%)
   24,454   Coca-Cola Co.                                                                     1,059
    1,630   Coca-Cola Enterprises, Inc.                                                          75
    1,290   Dr. Pepper Snapple Group, Inc.                                                      102
      820   Monster Beverage Corp.*                                                             116
   11,249   PepsiCo, Inc.                                                                     1,113
                                                                                       ------------
                                                                                              2,465
                                                                                       ------------
            TOBACCO (0.7%)
   12,149   Altria Group, Inc.                                                                  684
    2,241   Lorillard, Inc.                                                                     153
   10,080   Philip Morris International, Inc.                                                   836
    1,851   Reynolds American, Inc.                                                             140
                                                                                       ------------
                                                                                              1,813
                                                                                       ------------
            Total Consumer Staples                                                           11,861
                                                                                       ------------
            ENERGY (3.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.0%)
    1,178   CONSOL Energy, Inc.                                                                  38
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (1.6%)
   12,356   Chevron Corp.                                                              $      1,318
   27,362   Exxon Mobil Corp.                                                                 2,423
    1,830   Hess Corp.                                                                          137
    5,190   Occidental Petroleum Corp.                                                          404
                                                                                       ------------
                                                                                              4,282
                                                                                       ------------
            OIL & GAS DRILLING (0.1%)
      421   Diamond Offshore Drilling, Inc.                                                      13
    1,076   Ensco plc "A"                                                                        26
      640   Helmerich & Payne, Inc.                                                              43
    2,083   Nabors Industries Ltd.                                                               27
    1,813   Noble Corp. plc                                                                      30
    2,225   Transocean Ltd.                                                                      36
                                                                                       ------------
                                                                                                175
                                                                                       ------------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
    2,707   Baker Hughes, Inc.                                                                  169
    1,400   Cameron International Corp.*                                                         66
    1,380   FMC Technologies, Inc.*                                                              55
    5,993   Halliburton Co.                                                                     257
    2,540   National Oilwell Varco, Inc.                                                        138
    8,410   Schlumberger Ltd.                                                                   708
        1   Seventy Seven Energy, Inc.                                                           --
                                                                                       ------------
                                                                                              1,393
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    3,807   Anadarko Petroleum Corp.                                                            321
    2,830   Apache Corp.                                                                        186
    2,532   Cabot Oil & Gas Corp.                                                                73
    3,735   Chesapeake Energy Corp.                                                              62
      429   Cimarex Energy Co.                                                                   47
    7,710   ConocoPhillips                                                                      503
    1,190   Denbury Resources, Inc.                                                              10
    2,390   Devon Energy Corp.                                                                  147
    3,392   EOG Resources, Inc.                                                                 304
      949   EQT Corp.                                                                            76
    4,710   Marathon Oil Corp.                                                                  131
    1,120   Murphy Oil Corp.                                                                     57
      987   Newfield Exploration Co.*                                                            33
    2,216   Noble Energy, Inc.                                                                  105
      931   Pioneer Natural Resources Co.                                                       142
    1,036   QEP Resources, Inc.                                                                  22
      808   Range Resources Corp.                                                                40
    2,850   Southwestern Energy Co.*                                                             72
                                                                                       ------------
                                                                                              2,331
                                                                                       ------------
            OIL & GAS REFINING & MARKETING (0.3%)
    1,895   Marathon Petroleum Corp.                                                            199
    3,649   Phillips 66                                                                         286
      790   Tesoro Corp.                                                                         73
    3,220   Valero Energy Corp.                                                                 199
                                                                                       ------------
                                                                                                757
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   11,411   Kinder Morgan, Inc.                                                                 468
    1,260   ONEOK, Inc.                                                                          56
    4,060   Spectra Energy Corp.                                                                144
    4,211   Williams Companies, Inc.                                                            206
                                                                                       ------------
                                                                                                874
                                                                                       ------------
            Total Energy                                                                      9,850
                                                                                       ------------

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            FINANCIALS (7.0%)
            ----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
      244   Affiliated Managers Group, Inc.*                                           $         53
    1,115   Ameriprise Financial, Inc.                                                          149
    7,227   Bank of New York Mellon Corp.                                                       283
      958   BlackRock, Inc.                                                                     356
    2,480   Franklin Resources, Inc.                                                            133
    3,240   Invesco Ltd.                                                                        130
      750   Legg Mason, Inc.                                                                     43
    1,231   Northern Trust Corp.(i)                                                              86
    2,710   State Street Corp.                                                                  202
    1,970   T. Rowe Price Group, Inc.                                                           163
                                                                                       ------------
                                                                                              1,598
                                                                                       ------------
            CONSUMER FINANCE (0.4%)
    5,600   American Express Co.                                                                457
    3,510   Capital One Financial Corp.                                                         276
    3,510   Discover Financial Services                                                         214
    2,650   Navient Corp.                                                                        57
                                                                                       ------------
                                                                                              1,004
                                                                                       ------------
            DIVERSIFIED BANKS (2.1%)
   65,226   Bank of America Corp.                                                             1,031
   21,500   Citigroup, Inc.                                                                   1,127
    1,300   Comerica, Inc.                                                                       60
   23,233   JPMorgan Chase & Co.                                                              1,424
   11,380   U.S. Bancorp                                                                        508
   30,854   Wells Fargo & Co.                                                                 1,690
                                                                                       ------------
                                                                                              5,840
                                                                                       ------------
            INSURANCE BROKERS (0.1%)
    1,590   Aon plc                                                                             160
    4,065   Marsh & McLennan Companies, Inc.                                                    231
                                                                                       ------------
                                                                                                391
                                                                                       ------------
            INVESTMENT BANKING & BROKERAGE (0.4%)
    6,470   Charles Schwab Corp.                                                                190
    2,079   E*Trade Financial Corp.*                                                             54
    2,584   Goldman Sachs Group, Inc.                                                           491
    9,556   Morgan Stanley                                                                      342
                                                                                       ------------
                                                                                              1,077
                                                                                       ------------
            LIFE & HEALTH INSURANCE (0.4%)
    3,387   AFLAC, Inc.                                                                         211
    1,769   Lincoln National Corp.                                                              102
    6,431   MetLife, Inc.                                                                       327
    1,820   Principal Financial Group, Inc.                                                      93
    3,442   Prudential Financial, Inc.                                                          278
    1,113   Torchmark Corp.                                                                      59
    1,250   Unum Group                                                                           42
                                                                                       ------------
                                                                                              1,112
                                                                                       ------------
            MULTI-LINE INSURANCE (0.3%)
    8,990   American International Group, Inc.                                                  497
      700   Assurant, Inc.                                                                       43
    3,680   Genworth Financial, Inc. "A"*                                                        29
    2,900   Hartford Financial Services Group, Inc.                                             119
    2,116   Loews Corp.                                                                          87
                                                                                       ------------
                                                                                                775
                                                                                       ------------
            MULTI-SECTOR HOLDINGS (0.7%)
   12,022   Berkshire Hathaway, Inc. "B"*                                                     1,772

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,983   Leucadia National Corp.                                                    $         47
                                                                                       ------------
                                                                                              1,819
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    1,687   ACE Ltd.                                                                            192
    3,040   Allstate Corp.                                                                      215
    1,560   Chubb Corp.                                                                         157
      970   Cincinnati Financial Corp.                                                           51
    2,220   Progressive Corp.                                                                    59
    2,350   Travelers Companies, Inc.                                                           253
    2,680   XL Group plc                                                                         97
                                                                                       ------------
                                                                                              1,024
                                                                                       ------------
            REAL ESTATE SERVICES (0.0%)
    1,990   CBRE Group, Inc. "A"*                                                                68
                                                                                       ------------
            REGIONAL BANKS (0.4%)
    4,130   BB&T Corp.                                                                          157
    5,810   Fifth Third Bancorp                                                                 112
    5,110   Huntington Bancshares, Inc.                                                          56
    6,620   KeyCorp                                                                              92
      660   M&T Bank Corp.                                                                       80
    2,946   PNC Financial Services Group, Inc.                                                  271
    9,790   Regions Financial Corp.                                                              94
    3,200   SunTrust Banks, Inc.                                                                131
    1,440   Zions Bancorp                                                                        39
                                                                                       ------------
                                                                                              1,032
                                                                                       ------------
            REITs - DIVERSIFIED (0.0%)
    1,238   Vornado Realty Trust                                                                136
                                                                                       ------------
            REITs - HEALTH CARE (0.1%)
    2,770   HCP, Inc.                                                                           117
    2,212   Health Care REIT, Inc.                                                              171
    2,009   Ventas, Inc.                                                                        150
                                                                                       ------------
                                                                                                438
                                                                                       ------------
            REITs - HOTEL & RESORT (0.0%)
    4,346   Host Hotels & Resorts, Inc.                                                          91
                                                                                       ------------
            REITs - INDUSTRIAL (0.1%)
    3,471   ProLogis, Inc.                                                                      148
                                                                                       ------------
            REITs - OFFICE (0.1%)
    1,050   Boston Properties, Inc.                                                             144
                                                                                       ------------
            REITs - RESIDENTIAL (0.1%)
      998   Apartment Investment & Management Co. "A"                                            38
      740   AvalonBay Communities, Inc.                                                         124
    2,267   Equity Residential                                                                  175
      290   Essex Property Trust, Inc.                                                           64
                                                                                       ------------
                                                                                                401
                                                                                       ------------
            REITs - RETAIL (0.2%)
    4,284   General Growth Properties                                                           124
    2,670   Kimco Realty Corp.                                                                   70
      850   Macerich Co.                                                                         71
    2,004   Simon Property Group, Inc.                                                          382
      619   Urban Edge Properties*                                                               15
        1   WP Glimcher, Inc.                                                                    --
                                                                                       ------------
                                                                                                662
                                                                                       ------------
            REITs - SPECIALIZED (0.3%)
    2,420   American Tower Corp.                                                                240
    2,124   Crown Castle International Corp.                                                    183
    1,246   Iron Mountain, Inc.                                                                  46
    1,209   Plum Creek Timber Co., Inc.                                                          52

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,090   Public Storage                                                             $        215
    3,008   Weyerhaeuser Co.                                                                    106
                                                                                       ------------
                                                                                                842
                                                                                       ------------
            SPECIALIZED FINANCE (0.3%)
    2,053   CME Group, Inc.                                                                     197
      847   Intercontinental Exchange, Inc.                                                     199
    1,907   McGraw Hill Financial, Inc.                                                         197
    1,370   Moody's Corp.                                                                       133
      840   NASDAQ OMX Group, Inc.                                                               42
                                                                                       ------------
                                                                                                768
                                                                                       ------------
            THRIFTS & MORTGAGE FINANCE (0.0%)
    3,630   Hudson City Bancorp, Inc.                                                            35
    1,500   People's United Financial, Inc.                                                      23
                                                                                       ------------
                                                                                                 58
                                                                                       ------------
            Total Financials                                                                 19,428
                                                                                       ------------

            HEALTH CARE (6.5%)
            -----------------
            BIOTECHNOLOGY (1.4%)
    1,242   Alexion Pharmaceuticals, Inc.*                                                      224
    5,223   Amgen, Inc.                                                                         824
    1,544   Biogen Idec, Inc.*                                                                  632
    5,825   Celgene Corp.*                                                                      708
    9,860   Gilead Sciences, Inc.*                                                            1,021
      465   Regeneron Pharmaceuticals, Inc.*                                                    192
    1,513   Vertex Pharmaceuticals, Inc.*                                                       181
                                                                                       ------------
                                                                                              3,782
                                                                                       ------------
            HEALTH CARE DISTRIBUTORS (0.3%)
    1,410   AmerisourceBergen Corp.                                                             145
    2,310   Cardinal Health, Inc.                                                               203
    1,450   McKesson Corp.                                                                      332
      720   Patterson Companies, Inc.                                                            36
                                                                                       ------------
                                                                                                716
                                                                                       ------------
            HEALTH CARE EQUIPMENT (0.9%)
    9,330   Abbott Laboratories                                                                 442
    3,470   Baxter International, Inc.                                                          240
    1,310   Becton, Dickinson & Co.                                                             192
    8,610   Boston Scientific Corp.*                                                            145
      470   C.R. Bard, Inc.                                                                      79
    1,315   CareFusion Corp.*                                                                    79
      495   Edwards Lifesciences Corp.                                                           66
      230   Intuitive Surgical, Inc.*                                                           115
   10,026   Medtronic plc                                                                       778
    1,630   St. Jude Medical, Inc.                                                              109
    1,770   Stryker Corp.                                                                       168
      810   Varian Medical Systems, Inc.*                                                        75
    1,130   Zimmer Holdings, Inc.                                                               136
                                                                                       ------------
                                                                                              2,624
                                                                                       ------------
            HEALTH CARE FACILITIES (0.1%)
    1,899   HCA Holdings, Inc.                                                                  136
      817   Tenet Healthcare Corp.                                                               38
      282   Universal Health Services, Inc. "B"                                                  32
                                                                                       ------------
                                                                                                206
                                                                                       ------------
            HEALTH CARE SERVICES (0.2%)
    1,140   DaVita HealthCare Partners, Inc.*                                                    85
    4,819   Express Scripts Holdings Co.*                                                       409
      522   Laboratory Corp. of America Holdings*                                                64

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
      600   Quest Diagnostics, Inc.                                                    $         42
                                                                                       ------------
                                                                                                600
                                                                                       ------------
            HEALTH CARE SUPPLIES (0.0%)
    1,150   DENTSPLY International, Inc.                                                         61
      265   Halyard Health, Inc.                                                                 12
                                                                                       ------------
                                                                                                 73
                                                                                       ------------
            HEALTH CARE TECHNOLOGY (0.0%)
    1,720   Cerner Corp.*                                                                       124
                                                                                       ------------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    2,000   Agilent Technologies, Inc.                                                           85
      680   PerkinElmer, Inc.                                                                    32
    2,503   Thermo Fisher Scientific, Inc.                                                      325
      690   Waters Corp.*                                                                        83
                                                                                       ------------
                                                                                                525
                                                                                       ------------
            MANAGED HEALTH CARE (0.6%)
    2,124   Aetna, Inc.                                                                         212
    1,729   Anthem, Inc.                                                                        253
    1,490   Cigna Corp.                                                                         181
    1,000   Humana, Inc.                                                                        164
    6,258   UnitedHealth Group, Inc.                                                            711
                                                                                       ------------
                                                                                              1,521
                                                                                       ------------
            PHARMACEUTICALS (2.8%)
   10,414   AbbVie, Inc.                                                                        630
    1,659   Actavis plc*                                                                        483
    1,800   Allergan, Inc.                                                                      419
   10,376   Bristol-Myers Squibb Co.                                                            632
    6,046   Eli Lilly and Co.                                                                   424
    1,248   Endo International plc*                                                             107
      910   Hospira, Inc.*                                                                       80
   18,677   Johnson & Johnson                                                                 1,915
      728   Mallinckrodt plc*                                                                    85
   18,633   Merck & Co., Inc.                                                                 1,091
    2,340   Mylan, Inc.*                                                                        134
      881   Perrigo Co. plc                                                                     136
   41,180   Pfizer, Inc.                                                                      1,413
    3,138   Zoetis, Inc.                                                                        145
                                                                                       ------------
                                                                                              7,694
                                                                                       ------------
            Total Health Care                                                                17,865
                                                                                       ------------

            INDUSTRIALS (4.5%)
            ------------------
            AEROSPACE & DEFENSE (1.2%)
    4,340   Boeing Co.                                                                          655
    2,040   General Dynamics Corp.                                                              283
    4,610   Honeywell International, Inc.                                                       474
      639   L-3 Communications Holdings, Inc.                                                    83
    1,690   Lockheed Martin Corp.                                                               338
    1,200   Northrop Grumman Corp.                                                              199
    1,010   Precision Castparts Corp.                                                           218
    1,635   Raytheon Co.                                                                        178
    1,090   Rockwell Collins, Inc.                                                               97
    2,070   Textron, Inc.                                                                        92
    5,410   United Technologies Corp.                                                           659
                                                                                       ------------
                                                                                              3,276
                                                                                       ------------
            AGRICULTURAL & FARM MACHINERY (0.1%)
    2,480   Deere & Co.                                                                         225
                                                                                       ------------
            AIR FREIGHT & LOGISTICS (0.3%)
      779   C.H. Robinson Worldwide, Inc.                                                        58

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,122   Expeditors International of Washington, Inc.                               $         54
    1,690   FedEx Corp.                                                                         299
    4,903   United Parcel Service, Inc. "B"                                                     499
                                                                                       ------------
                                                                                                910
                                                                                       ------------
            AIRLINES (0.2%)
    5,151   Delta Air Lines, Inc.                                                               230
    4,260   Southwest Airlines Co.                                                              184
                                                                                       ------------
                                                                                                414
                                                                                       ------------
            BUILDING PRODUCTS (0.0%)
      613   Allegion plc                                                                         35
    2,230   Masco Corp.                                                                          59
                                                                                       ------------
                                                                                                 94
                                                                                       ------------
            CONSTRUCTION & ENGINEERING (0.0%)
    1,020   Fluor Corp.                                                                          59
      640   Jacobs Engineering Group, Inc.*                                                      28
    1,140   Quanta Services, Inc.                                                                33
                                                                                       ------------
                                                                                                120
                                                                                       ------------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
    3,795   Caterpillar, Inc.                                                                   315
    1,278   Cummins, Inc.                                                                       182
      290   Joy Global, Inc.                                                                     13
    2,302   PACCAR, Inc.                                                                        147
                                                                                       ------------
                                                                                                657
                                                                                       ------------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
      670   Cintas Corp.                                                                         56
                                                                                       ------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    1,849   AMETEK, Inc.                                                                         98
    2,887   Eaton Corp. plc                                                                     205
    4,350   Emerson Electric Co.                                                                252
      980   Rockwell Automation, Inc.                                                           115
                                                                                       ------------
                                                                                                670
                                                                                       ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,236   Republic Services, Inc.                                                              91
      480   Stericycle, Inc.*                                                                    65
    2,205   Waste Management, Inc.                                                              120
                                                                                       ------------
                                                                                                276
                                                                                       ------------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750   Robert Half International, Inc.                                                      46
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (1.0%)
    3,890   3M Co.                                                                              656
    3,670   Danaher Corp.                                                                       320
   69,401   General Electric Co.                                                              1,804
      510   Roper Industries, Inc.                                                               86
                                                                                       ------------
                                                                                              2,866
                                                                                       ------------
            INDUSTRIAL MACHINERY (0.4%)
    1,320   Dover Corp.                                                                          95
    1,285   Flowserve Corp.                                                                      80
    2,480   Illinois Tool Works, Inc.                                                           245
    1,600   Ingersoll-Rand plc                                                                  108
      850   Pall Corp.                                                                           86
      940   Parker Hannifin Corp.                                                               115
    1,404   Pentair plc                                                                          93
        7   Snap-On, Inc.                                                                         1
      983   Stanley Black & Decker, Inc.                                                         97
    1,040   Xylem, Inc.                                                                          37
                                                                                       ------------
                                                                                                957
                                                                                       ------------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.0%)
    1,260   Pitney Bowes, Inc.                                                         $         29
                                                                                       ------------
            RAILROADS (0.5%)
    7,340   CSX Corp.                                                                           252
      829   Kansas City Southern                                                                 96
    1,610   Norfolk Southern Corp.                                                              175
    6,102   Union Pacific Corp.                                                                 734
                                                                                       ------------
                                                                                              1,257
                                                                                       ------------
            RESEARCH & CONSULTING SERVICES (0.1%)
      230   Dun & Bradstreet Corp.                                                               31
      720   Equifax, Inc.                                                                        67
    1,906   Nielsen N.V.                                                                         86
                                                                                       ------------
                                                                                                184
                                                                                       ------------
            SECURITY & ALARM SERVICES (0.1%)
    1,054   ADT Corp.                                                                            41
    2,272   Tyco International plc                                                               96
                                                                                       ------------
                                                                                                137
                                                                                       ------------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,860   Fastenal Co.                                                                         77
      564   United Rentals, Inc.*                                                                52
      480   W.W. Grainger, Inc.                                                                 114
                                                                                       ------------
                                                                                                243
                                                                                       ------------
            TRUCKING (0.0%)
      360   Ryder System, Inc.                                                                   34
                                                                                       ------------
            Total Industrials                                                                12,451
                                                                                       ------------

            INFORMATION TECHNOLOGY (8.8%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
    2,900   Adobe Systems, Inc.*                                                                229
    1,380   Autodesk, Inc.*                                                                      89
      375   CDK Global, Inc.                                                                     17
    1,240   Citrix Systems, Inc.*                                                                79
    1,640   Intuit, Inc.                                                                        160
    3,670   Salesforce.com, Inc.*                                                               255
                                                                                       ------------
                                                                                                829
                                                                                       ------------
            COMMUNICATIONS EQUIPMENT (0.8%)
   33,423   Cisco Systems, Inc.                                                                 986
      360   F5 Networks, Inc.*                                                                   43
      790   Harris Corp.                                                                         61
    2,447   Juniper Networks, Inc.                                                               59
    1,775   Motorola Solutions, Inc.                                                            121
   11,285   QUALCOMM, Inc.                                                                      818
                                                                                       ------------
                                                                                              2,088
                                                                                       ------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
      343   Alliance Data Systems Corp.*                                                         95
    2,960   Automatic Data Processing, Inc.                                                     263
      900   Computer Sciences Corp.                                                              64
    2,132   Fidelity National Information Services, Inc.                                        144
    1,700   Fiserv, Inc.*                                                                       133
    6,100   MasterCard, Inc. "A"                                                                550
    1,630   Paychex, Inc.                                                                        81
      967   Total System Services, Inc.                                                          37
    3,236   Visa, Inc. "A"                                                                      878
    2,845   Western Union Co.                                                                    56
    6,735   Xerox Corp.                                                                          92
                                                                                       ------------
                                                                                              2,393
                                                                                       ------------

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS (0.1%)
    2,540   Amphenol Corp. "A"                                                         $        144
    7,670   Corning, Inc.                                                                       187
                                                                                       ------------
                                                                                                331
                                                                                       ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      730   FLIR Systems, Inc.                                                                   23
      237   Keysight Technologies, Inc.                                                           9
                                                                                       ------------
                                                                                                 32
                                                                                       ------------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,378   Jabil Circuit, Inc.                                                                  30
    2,563   TE Connectivity Ltd.                                                                185
                                                                                       ------------
                                                                                                215
                                                                                       ------------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
    1,990   Electronic Arts, Inc.*                                                              114
                                                                                       ------------
            INTERNET SOFTWARE & SERVICES (1.4%)
    1,250   Akamai Technologies, Inc.*                                                           87
    6,960   eBay, Inc.*                                                                         403
   13,665   Facebook, Inc. "A"*                                                               1,079
    1,865   Google, Inc. "A"*                                                                 1,049
    1,862   Google, Inc. "C"*                                                                 1,040
      690   VeriSign, Inc.                                                                       44
    5,760   Yahoo! Inc.*                                                                        255
                                                                                       ------------
                                                                                              3,957
                                                                                       ------------
            IT CONSULTING & OTHER SERVICES (0.6%)
    3,816   Accenture plc "A"                                                                   343
    4,220   Cognizant Technology Solutions Corp. "A"*                                           264
    5,818   International Business Machines Corp.                                               942
    1,005   Teradata Corp.*                                                                      45
                                                                                       ------------
                                                                                              1,594
                                                                                       ------------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    9,158   Applied Materials, Inc.                                                             230
      990   KLA-Tencor Corp.                                                                     64
    1,034   Lam Research Corp.                                                                   85
                                                                                       ------------
                                                                                                379
                                                                                       ------------
            SEMICONDUCTORS (0.9%)
    2,050   Altera Corp.                                                                         76
    2,280   Analog Devices, Inc.                                                                133
    1,900   Avago Technologies Ltd.                                                             243
    3,387   Broadcom Corp. "A"                                                                  153
      370   First Solar, Inc.*                                                                   22
   31,601   Intel Corp.                                                                       1,051
    1,440   Linear Technology Corp.                                                              69
    1,370   Microchip Technology, Inc.                                                           70
    6,018   Micron Technology, Inc.*                                                            185
    3,410   NVIDIA Corp.                                                                         75
    6,890   Texas Instruments, Inc.                                                             405
    1,570   Xilinx, Inc.                                                                         67
                                                                                       ------------
                                                                                              2,549
                                                                                       ------------
            SYSTEMS SOFTWARE (1.3%)
    2,000   CA, Inc.                                                                             65
   53,874   Microsoft Corp.                                                                   2,363
   21,291   Oracle Corp.                                                                        933
    1,133   Red Hat, Inc.*                                                                       78
    3,470   Symantec Corp.                                                                       87
                                                                                       ------------
                                                                                              3,526
                                                                                       ------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.3%)
   38,333   Apple, Inc.                                                                $      4,924
   15,296   EMC Corp.                                                                           443
   11,579   Hewlett-Packard Co.                                                                 403
    2,010   NetApp, Inc.                                                                         78
    1,560   SanDisk Corp.                                                                       125
    1,910   Seagate Technology plc                                                              117
    1,370   Western Digital Corp.                                                               146
                                                                                       ------------
                                                                                              6,236
                                                                                       ------------
            Total Information Technology                                                     24,243
                                                                                       ------------

            MATERIALS (1.4%)
            ----------------
            ALUMINUM (0.0%)
    7,397   Alcoa, Inc.                                                                         109
                                                                                       ------------
            COMMODITY CHEMICALS (0.1%)
    3,123   LyondellBasell Industries N.V. "A"                                                  268
                                                                                       ------------
            CONSTRUCTION MATERIALS (0.0%)
      153   Martin Marietta Materials, Inc.                                                      22
      829   Vulcan Materials Co.                                                                 69
                                                                                       ------------
                                                                                                 91
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.3%)
    7,240   Dow Chemical Co.                                                                    356
    5,510   E.I. du Pont de Nemours & Co.                                                       429
      940   Eastman Chemical Co.                                                                 70
      405   FMC Corp.                                                                            26
                                                                                       ------------
                                                                                                881
                                                                                       ------------
            DIVERSIFIED METALS & MINING (0.0%)
    5,572   Freeport-McMoRan, Inc.                                                              121
                                                                                       ------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      410   CF Industries Holdings, Inc.                                                        126
    3,141   Monsanto Co.                                                                        378
    1,935   Mosaic Co.                                                                          103
                                                                                       ------------
                                                                                                607
                                                                                       ------------
            GOLD (0.0%)
    3,463   Newmont Mining Corp.                                                                 91
                                                                                       ------------
            INDUSTRIAL GASES (0.2%)
    1,235   Air Products & Chemicals, Inc.                                                      193
      170   Airgas, Inc.                                                                         20
    2,028   Praxair, Inc.                                                                       259
                                                                                       ------------
                                                                                                472
                                                                                       ------------
            METAL & GLASS CONTAINERS (0.1%)
    1,380   Ball Corp.                                                                           99
      950   Owens-Illinois, Inc.*                                                                25
                                                                                       ------------
                                                                                                124
                                                                                       ------------
            PAPER PACKAGING (0.1%)
      660   Avery Dennison Corp.                                                                 35
      140   Bemis Co., Inc.                                                                       7
    1,340   MeadWestvaco Corp.                                                                   71
    1,340   Sealed Air Corp.                                                                     63
                                                                                       ------------
                                                                                                176
                                                                                       ------------
            PAPER PRODUCTS (0.1%)
    3,430   International Paper Co.                                                             193
                                                                                       ------------
            SPECIALTY CHEMICALS (0.3%)
    1,651   Ecolab, Inc.                                                                        191

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
      570   International Flavors & Fragrances, Inc.                                   $         70
      820   PPG Industries, Inc.                                                                193
      520   Sherwin-Williams Co.                                                                148
      950   Sigma-Aldrich Corp.                                                                 131
                                                                                       ------------
                                                                                                733
                                                                                       ------------
            STEEL (0.0%)
      659   Allegheny Technologies, Inc.                                                         22
    1,860   Nucor Corp.                                                                          88
                                                                                       ------------
                                                                                                110
                                                                                       ------------
            Total Materials                                                                   3,976
                                                                                       ------------

            TELECOMMUNICATION SERVICES (1.0%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
    1,727   Level 3 Communications, Inc.*                                                        93
                                                                                       ------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
   32,280   AT&T, Inc.                                                                        1,116
    4,290   CenturyLink, Inc.                                                                   163
    6,812   Frontier Communications Corp.                                                        54
   27,122   Verizon Communications, Inc.                                                      1,341
    4,185   Windstream Holdings, Inc.                                                            33
                                                                                       ------------
                                                                                              2,707
                                                                                       ------------
            Total Telecommunication Services                                                  2,800
                                                                                       ------------

            UTILITIES (1.3%)
            ----------------
            ELECTRIC UTILITIES (0.8%)
    2,820   American Electric Power Co., Inc.                                                   162
    5,317   Duke Energy Corp.                                                                   418
    1,730   Edison International                                                                111
    1,096   Entergy Corp.                                                                        87
    1,920   Eversource Energy                                                                    99
    5,208   Exelon Corp.                                                                        177
    2,600   FirstEnergy Corp.                                                                    91
    3,140   NextEra Energy, Inc.                                                                325
    1,750   Pepco Holdings, Inc.                                                                 48
      850   Pinnacle West Capital Corp.                                                          54
    4,173   PPL Corp.                                                                           142
    5,629   Southern Co.                                                                        258
    3,136   Xcel Energy, Inc.                                                                   111
                                                                                       ------------
                                                                                              2,083
                                                                                       ------------
            GAS UTILITIES (0.0%)
      650   AGL Resources, Inc.                                                                  32
                                                                                       ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
    3,900   AES Corp.                                                                            50
    1,620   NRG Energy, Inc.                                                                     39
                                                                                       ------------
                                                                                                 89
                                                                                       ------------
            MULTI-UTILITIES (0.5%)
    1,840   Ameren Corp.                                                                         78
    2,760   CenterPoint Energy, Inc.                                                             57
    1,560   CMS Energy Corp.                                                                     55
    1,808   Consolidated Edison, Inc.                                                           114
    3,515   Dominion Resources, Inc.                                                            253
      920   DTE Energy Co.                                                                       75
      601   Integrys Energy Group, Inc.                                                          45
    2,170   NiSource, Inc.                                                                       93
    2,807   PG&E Corp.                                                                          151
    3,040   Public Service Enterprise Group, Inc.                                               128
      880   SCANA Corp.                                                                          50
    1,410   Sempra Energy                                                                       153

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,670   TECO Energy, Inc.                                                          $         33
    1,740   Wisconsin Energy Corp.                                                               89
                                                                                       ------------
                                                                                              1,374
                                                                                       ------------
            Total Utilities                                                                   3,578
                                                                                       ------------
            Total Blue Chip Stocks (cost: $54,248)                                          121,343
                                                                                       ------------

            RIGHTS (0.0%)

            CONSUMER STAPLES (0.0%)
            -----------------------
            FOOD RETAIL (0.0%)
    1,460   Safeway Casa Ley CVR*(j)                                                              -
    1,460   Safeway PDC, LLC CVR*(j)                                                              -
                                                                                       ------------
                                                                                                  -
                                                                                       ------------
            Total Consumer Staples                                                                -
                                                                                       ------------
            Total Rights (cost: $2)                                                               -
                                                                                       ------------

            EXCHANGE-TRADED FUNDS (1.1%)
   14,000   SPDR S&P 500 ETF Trust (cost  $2,950)                                             2,949
                                                                                       ------------
            Total Equity Securities (cost: $57,200)                                         124,292
                                                                                       ------------

            TOTAL INVESTMENTS (COST: $202,223)                                         $    276,443
                                                                                       ============

($ in 000S)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                 QUOTED PRICES         OTHER          SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS         OBSERVABLE          INPUTS
                                                  FOR IDENTICAL       INPUTS
ASSETS                                               ASSETS                                                TOTAL
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                                       $     --         $139,898               $--      $139,898
Tax-Exempt Money Market Instruments:
   Variable-Rate Demand Notes                                --           11,385                --        11,385
   Money Market Funds                                       868               --                --           868
Blue Chip Stocks                                        121,343               --                --       121,343
Rights                                                       --               --                --            --
Exchange-Traded Funds                                     2,949               --                --         2,949
----------------------------------------------------------------------------------------------------------------
Total                                                  $125,160         $151,283               $--      $276,443
----------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                Rights
--------------------------------------------------------------------------------------
Balance as of May 31, 2014                                                         $ -
Purchases                                                                            2
Sales                                                                                -
Transfers into Level 3                                                               -
Transfers out of Level 3                                                             -
Net realized gain (loss) on investments                                              -
Change in net unrealized appreciation/depreciation of investments                   (2)
--------------------------------------------------------------------------------------
Balance as of February 28, 2015                                                    $ -
--------------------------------------------------------------------------------------

For the period of June 1, 2014, through February 28, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

20  | USAA Growth and Tax Strategy Fund

================================================================================

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include tax-exempt bonds valued based on methods discussed in Note A4 and variable-rate demand notes, which are valued at amortized cost.

================================================================================

21  | USAA Growth and Tax Strategy Fund

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of February 28, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2015, were $76,283,000 and $2,063,000 respectively, resulting in net unrealized appreciation of $74,220,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $276,059,000 at February 28, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand by JPMorgan Chase Bank, N.A., Landesbank Hessen-Thuringen, or Wells Fargo Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
REIT     Real estate investment trust
USD      Unified School District

SPECIFIC NOTES

(a) At February 28, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $4,776,000, all of which were when-issued.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2015, was $502,000, which represented 0.2% of the Fund's net assets.
(d) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(e)  Up to 6.05% of the 7.03% coupon may be PIK.

================================================================================

23  | USAA Growth and Tax Strategy Fund

================================================================================

(f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(g) At February 28, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h) Rate represents the money market fund annualized seven-day yield at February 28, 2015.
(i) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
(j) Security was fair valued at February 28, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  24





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     04/23/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/27/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     04/27/2015
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